Note 10 - Long-term Debt (Details Textual) - USD ($)													1 Months Ended					2 Months Ended	12 Months Ended
	Jul. 26, 2019	Jul. 12, 2019	Mar. 22, 2019	Dec. 11, 2018	Nov. 30, 2018	Jun. 26, 2018	May 29, 2018	Sep. 14, 2017	Aug. 16, 2017	Aug. 03, 2017	Jul. 21, 2017	Jun. 19, 2017	Oct. 30, 2018	Aug. 30, 2018	Feb. 28, 2018	Feb. 28, 2017	Jul. 31, 2016	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 18, 2019	Jul. 17, 2019	Jun. 28, 2019	Jun. 24, 2019	Jun. 18, 2019	Nov. 27, 2018	Oct. 26, 2018	Jul. 17, 2018	Mar. 07, 2018	Aug. 01, 2017	Dec. 22, 2016	Aug. 10, 2016	May 11, 2016	May 06, 2016	Jan. 27, 2016	May 25, 2012	Oct. 31, 2011	Aug. 30, 2011	Nov. 30, 2010	Jul. 31, 2008	May 30, 2008	Jan. 31, 2008	Dec. 31, 2007	Jun. 30, 2006	Feb. 28, 2006
Long-term Debt, Gross																		$ 1,316,554,000	$ 1,426,162,000	$ 1,316,554,000
Long-term Debt, Current Maturities, Total																		149,162,000	210,745,000	149,162,000
Line of Credit Facility, Maximum Borrowing Capacity																			400,000,000
Other Long-term Debt, Total																		564,709,000	594,350,000	564,709,000
Financial Arrangement, Total														$ 400,000,000
Interest Costs Capitalized to Vessels and Advances, Net																				797,000
Interest Expense, Total																			88,289,000	61,415,000	$ 55,925,000
Interest Expense, Debt, Total																			71,293,000	40,412,000	45,222,000
Interest Costs Capitalized																			2,459,000	808,000
Net Settlements On Interest Rate Swaps Qualifying for Cash Flow Hedge																			$ 0	(11,000)	$ 0
Net Settlements on Interest Rate Swaps Qualifying for Cash Flow Hedge [Member]
Net Settlements On Interest Rate Swaps Qualifying for Cash Flow Hedge																				11,000
Minimum [Member]
Term Loan, Value Maintenance Clauses																			105.00%
Maximum [Member]
Term Loan, Value Maintenance Clauses																			130.00%
Credit Facility [Member]
Debt Instrument, Prepaid Payment on Principal								$ 9,326,000	$ 9,388,000
Repayments of Long-term Debt, Total																				299,837,000
Long-term Debt, Gross																		0	$ 0	0
Line of Credit Facility, Maximum Borrowing Capacity																																									$ 1,000,000,000
Five Pre- and Post-delivery Financial Agreements [Member]
Other Long-term Debt, Total																			98,421,000
Interest Costs Capitalized to Vessels and Advances, Net																			2,459,000	$ 483,000
Financial Arrangement, Share Purchase Agreement [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																			32,022,000
Other Long-term Debt, Total																			495,929,000
Interest Expense, Total																		$ 4,429,000	$ 31,196,000
Term Loan and Other Financing Arrangements [Member]
Long-term Debt, Weighted Average Interest Rate, at Point in Time																		5.30%	4.80%	5.30%	4.90%
Term Loan and Other Financing Arrangements [Member] | Minimum [Member]
Debt Instrument, Interest Rate During Period																			3.75%	3.66%	2.30%
Term Loan and Other Financing Arrangements [Member] | Maximum [Member]
Debt Instrument, Interest Rate During Period																			6.34%	6.42%	5.98%
Loans Payable [Member]
Long-term Debt, Gross																		$ 751,845,000	$ 831,812,000	$ 751,845,000
Loans Payable [Member] | Mas Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																																											$ 75,000,000
Debt Instrument, Prepaid Payment on Principal										$ 1,000,000
Repayments of Long-term Debt, Total															$ 1,000,000				9,125,000
Long-term Debt, Gross																		9,125,000	0	9,125,000
Loans Payable [Member] | Montes Shipping Co. and Kelsen Shipping Co. Term Loans [Member]
Debt Instrument, Face Amount																																												$ 150,000,000
Debt Instrument, Prepaid Payment on Principal												$ 6,000,000
Long-term Debt, Gross																		32,000,000	22,000,000	32,000,000																$ 66,000,000
Debt Instrument, Periodic Payment, Principal																			5,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																			12,000,000
Loans Payable [Member] | Montes Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																																												75,000,000
Loans Payable [Member] | Costamare Inc. 1 [Member]
Debt Instrument, Face Amount																																								$ 120,000,000
Long-term Debt, Gross																		0	0	0
Loans Payable [Member] | Tranche A Term Loan [Member]
Debt Instrument, Face Amount																																					$ 38,500,000
Loans Payable [Member] | Tranche B Term Loan [Member]
Debt Instrument, Face Amount																																					42,000,000
Loans Payable [Member] | Tranche C Term Loan [Member]
Debt Instrument, Face Amount																																					21,000,000
Loans Payable [Member] | Tranche D Term Loan [Member]
Debt Instrument, Face Amount																																					7,470,000
Loans Payable [Member] | Tranche E Term Loan [Member]
Debt Instrument, Face Amount																																					$ 7,470,000
Loans Payable [Member] | Tranche B and C Term Loan [Member]
Repayments of Long-term Debt, Total																				19,425,000
Loans Payable [Member] | Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co. [Member]
Debt Instrument, Face Amount																																							$ 229,200,000
Long-term Debt, Gross																		147,702,000	0	147,702,000
Loans Payable [Member] | Undine, Quentin and Sander Shipping Co. Tranche C [Member]
Repayments of Long-term Debt, Total	$ 90,403,000
Long-term Debt, Gross																							$ 48,385,000
Loans Payable [Member] | Raymond Shipping Co. and Terance Shipping Co. Term Loans [Member]
Debt Instrument, Face Amount																																						$ 152,800,000
Long-term Debt, Gross																		94,135,000	0	94,135,000			$ 88,678,000
Loans Payable [Member] | Uriza Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																																		$ 39,000,000
Long-term Debt, Gross																		28,167,000	23,833,000	28,167,000
Debt Instrument, Periodic Payment, Principal																			1,083,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																			17,333,300
Debt Instrument, Amout Available to be Drawn																																			$ 39,000,000
Loans Payable [Member] | Costis Maritime Co. and Christos Maritime Co. Term Loans [Member]
Debt Instrument, Face Amount																																										$ 150,000,000
Loans Payable [Member] | Costis Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																																										75,000,000
Loans Payable [Member] | Capetanissa Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																																													$ 90,000,000
Loans Payable [Member] | Costis Maritime Co., Christos Maritime Co. and Capetanissa Maritime Co. [Member]
Debt Instrument, Prepaid Payment on Principal						$ 4,000,000					$ 4,000,000
Long-term Debt, Gross																		77,875,000	65,375,000	77,875,000													$ 116,500,000
Debt Instrument, Periodic Payment, Principal																			3,125,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																			43,500,000
Loans Payable [Member] | Rena Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																																														$ 90,000,000
Loans Payable [Member] | Rena Maritime Co., Finch Shipping Co. and Joyner Carriers S.A. [Member]
Long-term Debt, Gross																		21,280,000	18,080,000	21,280,000												$ 37,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																			11,680,000
Debt Instrument, Periodic Payment, Total																			800,000
Long-term Debt, Current Maturities, Total																			1,384,000
Loans Payable [Member] | Nerida Shipping Company Term Loan [Member]
Debt Instrument, Face Amount										$ 17,625,000
Long-term Debt, Gross																		15,375,000	13,575,000	15,375,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																			8,625,000
Debt Instrument, Periodic Payment, Total																			450,000
Debt Agreement, Maximum Borrowing Capacity																															$ 17,625,000
Loans Payable [Member] | Costamare Inc. 3 [Member]
Debt Instrument, Face Amount																														$ 233,000,000
Debt Instrument, Prepaid Payment on Principal			$ 5,805,000				$ 4,477,000
Long-term Debt, Gross																		198,986,000	155,195,000	198,986,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																			83,971,400
Debt Instrument, Periodic Payment, Total																			11,870,500
Long-term Debt, Current Maturities, Total																			1,000,000
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis [Member]
Debt Instrument, Face Amount																													$ 48,000,000
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis, Tranche A [Member]
Long-term Debt, Gross																			22,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																			12,800,000
Debt Instrument, Periodic Payment, Total																			400,000
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis, Tranche B [Member]
Long-term Debt, Gross																			22,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																			12,800,000
Debt Instrument, Periodic Payment, Total																			400,000
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co.Term Loan [Member]
Debt Agreement, Maximum Borrowing Capacity																												$ 25,000,000
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co. Term Loan, Tranche A [Member]
Long-term Debt, Gross																			10,060,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																			6,400,000
Debt Instrument, Periodic Payment, Total																			610,000
Loans Payable [Member] | Costamare Inc. 4 [Member]
Debt Instrument, Face Amount																											$ 55,000,000
Long-term Debt, Gross																		55,000,000	36,385,000	55,000,000
Loans Payable [Member] | Loan Agreement to Refinance Term Loan, Tranche A [Member]
Long-term Debt, Gross																			20,000,000
Proceeds from Issuance of Debt					$ 28,000,000
Loans Payable [Member] | Loan Agreement to Refinance Term Loan, Tranche B [Member]
Long-term Debt, Gross																			16,385,000
Proceeds from Issuance of Debt				$ 27,000,000
Loans Payable [Member] | Loan Agreement to Refinance Term Loan [Member]
Debt Instrument, Prepaid Payment on Principal																			10,615,000
Loans Payable [Member] | Bastian Shipping Co and Cadence Shipping Co Loan Agreement [Member]
Debt Instrument, Face Amount																										$ 136,000,000
Long-term Debt, Gross																		0	128,400,000	0
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																			14,400,000
Loans Payable [Member] | Adele Shipping Co Loan Agreement [Member]
Debt Instrument, Face Amount																									$ 68,000,000
Long-term Debt, Gross																		$ 0	66,500,000	0
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																			26,000,000
Debt Instrument, Periodic Payment, Total																			1,500,000
Proceeds from Issuance of Debt		$ 68,000,000
Loans Payable [Member] | Costamare Inc. 5 [Member]
Debt Instrument, Face Amount																								$ 150,000,000
Long-term Debt, Gross																			49,036,700
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																			26,880,000
Debt Instrument, Periodic Payment, Total																			963,300
Loans Payable [Member] | Loan Agreement to Partially Refinance Term Loan [Member]
Debt Instrument, Face Amount																						$ 94,000,000
Long-term Debt, Gross																			45,619,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																			21,364,000
Loans Payable [Member] | Kelsen Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																																												$ 75,000,000
Loans Payable [Member] | Christos Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																																										$ 75,000,000
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co. Term Loan, Tranche B [Member]
Long-term Debt, Gross																			10,060,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																			6,400,000
Debt Instrument, Periodic Payment, Total																			$ 610,000
Costamare Inc. 2 [Member]
Debt Instrument, Face Amount																																						$ 120,000,000
Debt Instrument, Prepaid Payment on Principal													$ 4,586,000			$ 4,918,000	$ 3,835,000
Repayments of Long-term Debt, Total																				$ 24,966,000